LOANS, FINANCING AND DEBENTURES - Relevant transactions entered into the year (Details) - Funds raised from BNDES - BRL (R$) R$ in Thousands	Dec. 27, 2022	Nov. 29, 2022	Sep. 29, 2022	Mar. 29, 2022
2.33% BNDES, Due May 2036
LOANS, FINANCING AND DEBENTURES
Principle amount				R$ 243,000
Grace period				2 years
2.33% BNDES, Due May 2036 | TLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis				Long-Term Rate (“TLP”), plus fixed interest of 2.33% p.a.
Basis spread (as a percent)				2.33%
1.77% BNDES, Due November 2034
LOANS, FINANCING AND DEBENTURES
Principle amount			R$ 50,000
Grace period			7 years
1.77% BNDES, Due November 2034 | TLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis			Long-Term Rate (“TLP”), plus fixed interest of 1.77% p.a.
Basis spread (as a percent)			1.77%
1.75% BNDES, Due October 2042
LOANS, FINANCING AND DEBENTURES
Principle amount		R$ 400,000
Grace period		2 years
1.75% BNDES, Due October 2042 | TLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis		Long-Term Rate (“TLP”), plus fixed interest of 1.75% p.a.
Basis spread (as a percent)		1.75%
1.65% BNDES, Due December 2037
LOANS, FINANCING AND DEBENTURES
Principle amount	R$ 400,000
Grace period	7 years
1.65% BNDES, Due December 2037 | TLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis	Long Term Rate (“TLP”), plus fixed interest of 1.65% p.a.
Basis spread (as a percent)	1.65%